The Arbor Fund
                                  Annual Report




                         ------------------------------
                             AS OF JANUARY 31, 1998





                                 [LOGO OMITTED]

                                    Golden Oak
                                 Family of Funds











                                   ADVISED BY
                                  CITIZENS BANK

TABLE OF CONTENTS


Letter to Shareholders ....................................... 2

Managers' Discussion of Fund Performance ..................... 4

Report of Independent Accountants ............................12

Statements of Net Assets .....................................13

Statement of Operations ......................................27

Statement of Changes in Net Assets ...........................28

Financial Highlights .........................................30

Notes to Financial Statements ................................31

Notice to Shareholders .......................................36

Dear Shareholder:

The "Golden Age" of securities continued in 1997. Although fears of rising interest rates and softening corporate profit growth rates depressed stock prices between mid-March and mid-April, the bull market resumed when those worries proved groundless.

Stocks briefly headed lower again in October amid growing anxiety that the crisis in Southeast Asian countries which was melting securities values would soon infect our markets. Once again, the reality of a strong U.S. economy and the "safe haven" image of our Treasury securities market helped to calm investors and restore the consensus opinion that U.S. securities prices offer good, if not great value.

As the Golden Oak Funds begin their sixth year, enthusiasm over the seemingly endless economic expansion and benign inflation is somewhat tempered by the uncertain impact of the Asian crisis on our economy. Among the positive signs:

    [BULLET] productivity continues to trend upward
    [BULLET] the federal budget should produce a surplus
    [BULLET] falling import prices stimulate competition and keep inflation low [BULLET] disposable income continues to grow steadily
    [BULLET] low interest rates reinforce the housing market

A nagging concern that won't go away, however, is the expectation that reduced foreign demand for our goods and services, stiffer competition from imported goods, and rising labor costs will combine to hurt stock prices. A likely pattern for the equities market is a series of "mini-cycles" around a relatively flat trend as the outlook alternately brightens and dims.

At the same time, it is hard to find reasons to dislike bonds. With yields well above the inflation rate and good demand from foreign investors whose domestic rates are mostly lower than ours, U.S. interest rates clearly have room to fall. Smaller issues of new Treasury securities and the possibility that the Federal Reserve will ease monetary policy later this year just add more weight to the bullish case for bonds.

So what should a prudent investor do? Our advice remains the same: structure your investment portfolio to fit your circumstances and your long-run objectives and "stay the course." Resist the urge to chase "hot" investments which so often results in buying high and selling low. The global economy is expanding, free trade between countries is gradually becoming a reality, and the U.S. is the major "economic engine" for the world. Over time, this combination of factors will continue to reward patient investors.

An exciting development in 1997 for the Golden Oak family was the introduction of two new fund styles. The Michigan Tax Free Bond Portfolio will especially benefit in-state residents by providing a monthly stream of double-tax-free interest income. The portfolio is managed by Richard C. Cross, a Vice President in the Trust Investment Department at Citizens Bank.

The Value Portfolio was also offered in 1997. We are pleased to be associated with Systematic Financial Management, L.P., who provides investment sub-advisory services to the portfolio. Gyanendre K. (Joe) Joshi and his team have a proven record of consistent, superior performance in the large-cap value equity style.

Additionally, you should know that the Golden Oak Growth Portfolio was enhanced by adding risk control features in mid-1997. The portfolio's performance has already been favorably impacted by this major improvement.

We are confident that the five distinct investment styles in the Golden Oak family will meet your financial needs. We appreciate the trust and confidence which your investment represents, and we pledge to always work for your best interests.

                                     Sincerely,

                                     /S/Signature

                                     Dana A. Czmer
                                     Senior Vice President & Trust Officer
                                     Citizens Bank

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

                           GOLDEN OAK GROWTH PORTFOLIO

The last fiscal year was a transition period for the Golden Oak Growth Portfolio. The strategy initially employed an equal weighted securities purchased methodology regardless of their weighting within the Russell 1000 Growth Index. This approach led to significant structural differences between the Portfolio and the Index. As might be expected, the structural differences led to return deviations, both on the up and down sides, between the Portfolio and the Index.

Early in 1997 discussions were held regarding the merits of establishing risk controls on the Portfolio with the intent of minimizing these structural differences. Prior to, and independent of these discussions, the sub-adviser had conducted back tests of a risk controlled structure covering an eight year period. A number of options with varying degrees of "away from the market" risks were discussed with the Adviser. An option was agreed upon which showed virtually the same value added return with roughly half the standard deviation of returns versus the Index. The implementation process began in the second quarter of 1997.

A number of factors contributed to, and detracted from the value added return the Portfolio had versus the Index during the fiscal year. Prior to the implementation of the risk controlled investment process the weighted capitalization of the Portfolio was 22.3% of the Index. As larger capitalization issues dominated returns early in the period the Portfolio lagged, losing roughly 450 basis points to the Index for the three months ended April 30th. At the same time stocks with strong growth characteristics (high beta, high earnings growth rates, low dividend yields, etc.) lagged the overall market. From May through September the market rally broadened to include issues with lower capitalizations, and stocks with strong growth characteristics outperformed. During this five month stretch, the Portfolio outperformed the Index by 1160 basis points. With the onset of the "Asian Flu" in October the market reversed again, stocks with the high growth characteristics lagging. During the four month period ending in January the Portfolio lagged the Index by roughly 300 basis points.

Four sectors dominate the Russell 1000 Growth Index, accounting for about 74% of total assets during the year. The four are Health at 19.2%, Producers/ Manufacturers at 11.1%, Technology at 25.7%, and Consumer Non-Durables at 18%. The Portfolio had 62% of its assets in the four, the dominant group being technology at 27.7% of assets. While technology was not a good place to be, (up 13% in the Index) the Portfolio's results were about 10% higher than the market's. The Portfolio also outperformed the market in both healthcare and producers/manufacturers. Much of this value added return was offset by relatively poor results in the consumer non durable group (-9.0% versus the Index at +19.7%).

As we go forward the structural differences between the Portfolio and the Index have been reduced with the implementation of the risk controlled process. Where the weighted capitalization of the fund was 22% that of the Index a year ago it is currently at 70%. Future value added returns will be more dependent on the manager's ability to pick stocks than the vagaries of which capitalization groups the markets will reward.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

------------------------ INVESTMENT PERFORMANCE ANALYSIS --------------------

                                              ANNUALIZED         ANNUALIZED
                             ONE YEAR           3 YEAR            INCEPTION
                             RETURN(1)         RETURN(1)         TO DATE(1)
-----------------------------------------------------------------------------
 CLASS I                      25.85%            22.78%             13.86%
-----------------------------------------------------------------------------
 CLASS A                      25.56%            22.48%             15.75%
-----------------------------------------------------------------------------
 CLASS A, WITH LOAD(2)        18.31%            20.08%             14.28%
-----------------------------------------------------------------------------



                 Comparison of change in the value of a $10,000
            Investment in the Golden Oak Growth Portfolio, Class I,
                   versus the Frank Russell 1000 Growth Index

                  [LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS]

                     Golden Oak Growth       Frank Russell
                    Portfolio, Class I      1000 Growth Index

Feb-93                  $10,000                  $10,000
Jan 94                   11,048                   10,820
Jan 95                   10,469                   11,089
Jan 96                   12,439                   15,393
Jan 97                   15,398                   19,625
Jan 98                   19,378                   24,645


                 Comparison of change in the value of a $10,000
            Investment in the Golden Oak Growth Portfolio, Class A,
                   versus the Frank Russell 1000 Growth Index

                  [LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS]

                    Golden Oak Growth        Frank Russell
                   Portfolio, Class A       1000 Growth Index

Jun 93                  $ 9,425                 $10,000
Jan 94                   10,519                  10,783
Jan 95                    9,913                  11,050
Jan 96                   11,740                  15,340
Jan 97                   14,506                  19,557
Jan 98                   18,213                  24,560


1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
 PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JUNE 18, 1993. CLASS I SHARES WERE OFFERED BEGINNING
 FEBRUARY 1, 1993.
2PERFORMANCE OF THE CLASS A SHARES REFLECTS THE MAXIMUM FRONT END SALES CHARGE
 OF 5.75%.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

                           GOLDEN OAK VALUE PORTFOLIO

The Golden Oak Value Portfolio has been managed by Systematic Financial Management, L.P. as sub-adviser since its inception on June 23, 1997. Since that date, the equity markets have, on balance, maintained an upward bias, albeit with some dramatic surprises, most notably during October of 1997. The third quarter was highlighted by outstanding returns in energy, technology, transportation and financial service sectors. The Value Portfolio gave back some of these gains during October, as problems originating with the Asian economies produced negative returns in some sectors, most conspicuously technology and oil-related stocks. A relatively short period of pessimism toward equities in the fourth quarter punished the prices of many stocks which had risen substantially during the year.

The Golden Oak Value Portfolio is currently overweighted in technology, transportation, finance, and consumer cyclicals; it is underweighted in consumer staples, health care, and utilities. These weightings are a by-product of our process of applying fundamental analysis on a stock-by-stock basis, and selecting companies satisfying our fundamental value and timeliness disciplines. Valuations on portfolio holdings are, as always, significantly discounted to the market by ratios of price/forward earnings, price/cash flow, and price/sales.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

---------------------------- INVESTMENT PERFORMANCE ANALYSIS ---------------------------------

                                               ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
                                   ONE YEAR      3 YEAR      5 YEAR      10 YEAR    INCEPTION
                                   RETURN(1)    RETURN(1)   RETURN(1)   RETURN(1)  TO DATE(1)
----------------------------------------------------------------------------------------------
 SYNTHETIC CLASS I*                 22.84%       27.27%      16.96%      13.42%      13.82%
----------------------------------------------------------------------------------------------
 SYNTHETIC CLASS A*                 22.50%       26.83%      16.59%      13.07%      13.49%
----------------------------------------------------------------------------------------------
 SYNTHETIC CLASS A, WITH LOAD*(2)   15.44%       24.35%      15.22%      12.39%      12.97%
----------------------------------------------------------------------------------------------



  Comparison of change in the value of a $10,000 Investment in the Golden Oak
   Value Portfolio, Synthetic Class I or Synthetic Class A, versus the Frank Russell 1000 Value Index, the Lipper Growth& Income Average, and the Lipper
                             Growth & Income Index

                  [LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS]

                   Golden Oak                Golden Oak               Frank Russell          Lipper Growth            Lipper Growth
                Value Portfolio,          Value Portfolio,            1000 Value                & Income                & Income
                Synthetic Class I         Synthetic Class A               Index                  Index                    Index

Jan-88              $10,000                    $ 9,425                    $10,000                $10,000                 $10,000
Jan-89               11,539                     10,847                     12,212                 11,821                  11,971
Jan-90               11,946                     11,188                     13,416                 13,044                  13,179
Jan-91               12,200                     11,385                     13,743                 13,874                  13,814
Jan-92               14,387                     13,395                     16,412                 17,122                  16,762
Jan-93               16,090                     14,936                     19,191                 18,918                  18,683
Jan-94               17,909                     16,579                     22,910                 21,635                  21,810
Jan-95               17,081                     15,773                     22,301                 21,150                  21,328
Jan-96               23,123                     21,278                     30,867                 28,117                  28,356
Jan-97               28,668                     26,269                     38,176                 34,581                  34,714
Jan-98               35,215                     32,180                     48,525                 42,127                  42,274

*SYNTHETIC TOTAL RETURN INFORMATION REPRESENTS THE ACTUAL CLASS PERFORMANCE
 BLENDED WITH COMMON TRUST FUND HISTORICAL DATA ADJUSTED FOR EXPENSES.
1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
 PREDICTIVE OF FUTURE PERFORMANCE.
2PERFORMANCE OF THE CLASS A SHARES REFLECTS THE MAXIMUM FRONT END SALES CHARGE
 OF 5.75%.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

                  GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO

For the 12-month period ended January 31, 1998 the Class I Shares of the Golden Oak Intermediate-Term Income Portfolio had a total return of 8.07%, as compared to the benchmark Lehman Intermediate Government/Corporate Index (the "Index") measure of 8.86%. The SEC 30-day yield for Class I Shares as of January 31, 1997 was 5.26%. Class A Shares had a total return of 7.78%. The SEC 30-day yield for Class A Shares as of January 31, 1997 was 4.76%.

Our outlook entering 1997 was for moderate economic growth of 2.25% to 2.75%, a moderate rise in the Consumer Price Index to about 3.25% and interest rates to move within a narrow trading range, but trending somewhat higher by year end. The Portfolio was duration neutral and overweighted in corporate securities biased to outperform through income production rather than capital appreciation.

The economy was much stronger than anticipated during the first half of 1997 and interest rates rose on the expectation that inflation would increase. The Portfolio had a total return of 2.33% for the six months ended June 30, 1997, as compared with the benchmark index of 2.83%.

The second half of 1997 was dominated by the Asian crisis and its potential impact on the U.S. economy. The initial impact was a flight to quality that sent U.S. Treasury rates lower. As the preferred investment, Treasuries outperformed corporates and high quality outperformed low quality.

Performance for the third quarter was 2.57% versus 2.7% for the index and 2.14% in the fourth quarter, the same as the Index.

The 1998 GDP impact from the Asian financial crisis is estimated at -0.5% to -1.5%. Hence, GDP is forecasted at 2% to 2.5% with a chance of it coming in weaker. Inflation will continue to decelerate due to the influence of the strong dollar and the flood of low priced Asian imports. Interest rates, which have already fallen in anticipation of these developments, will be flat to down as the market evaluates the progress of the economy and the odds of the Federal Reserve cutting rates. Rates will also be biased downward because we provide a "safe haven" for liquidity flows from the Asian countries. The inflationary wage pressures will continue to be absorbed by increased productivity as well as declining profit margins if they are not relieved by the slowing economy.

The portfolio will shift to a duration longer than the Lehman Intermediate Government/Corporate Index as the inflation outlook continues to improve. Although Treasuries outperformed corporates during the fourth quarter, we will continue to overweight corporate securities for their yield advantage.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

--------------------------- INVESTMENT PERFORMANCE ANALYSIS -----------------

                                            ANNUALIZED         ANNUALIZED
                           ONE YEAR           3 YEAR            INCEPTION
                           RETURN(1)         RETURN(1)         TO DATE(1)
-----------------------------------------------------------------------------
 CLASS I                     8.07%             7.65%              5.60%
-----------------------------------------------------------------------------
 CLASS A                     7.78%             7.37%              5.22%
-----------------------------------------------------------------------------
 CLASS A, WITH LOAD(2)       2.96%             5.73%              4.17%
-----------------------------------------------------------------------------



  Comparison of change in the value of a $10,000 Investment in the Golden Oak
    Intermediate-Term Income Portfolio, Class I, versus the Lehman Brothers
                     Intermediate Government/Corporate Index

                  [LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS]

                        Golden Oak                 Lehman Brothers
                     Intermediate-Term               Intermediate
                 Income Portfolio, Class I    Government/Corporate Index

Feb-93                   $10,000                      $10,000
Jan-94                    10,569                       10,622
Jan-95                    10,399                       10,475
Jan-96                    11,733                       11,981
Jan-97                    12,004                       12,409
Jan-98                    12,972                       13,509

  Comparison of change in the value of a $10,000 Investment in the Golden Oak Intermediate-Term Income Portfolio, Class A without load, versus the Lehman
                Brothers Intermediate Government/Corporate Index

                  [LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS]

                       Golden Oak                  Lehman Brothers
                    Intermediate-Term                Intermediate
                Income Portfolio, Class A     Government/Corporate Index

Jun-93                  $ 9,425                       S10,000
Jan-94                    9,731                        10,356
Jan-95                    9,551                        10,213
Jan-96                   10,749                        11,682
Jan-97                   10,969                        12,099
Jan-98                   11,822                        13,171

1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
 PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JUNE 18, 1993. CLASS I SHARES WERE OFFERED BEGINNING
 FEBRUARY 1, 1993.
2PERFORMANCE OF THE CLASS A SHARES REFLECTS THE MAXIMUM FRONT END SALES CHARGE
 OF 4.50%.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

                   GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO

For the period from June 23, 1997 (inception) to January 31, 1998, the Class I shares of the Golden Oak Michigan Tax Free Bond Portfolio had a net total return of 5.35% as compared to the Merrill Lynch Intermediate Municipal Index's (the Index) 5.28% total return. The SEC 30 day yield for Class I shares as of January 31, 1998 was 3.73%. Class A shares had a net total return of 5.31% for the same period and an SEC30 day yield of 3.31% on January 31, 1998.

For the "extended" initial quarter (inception to 9/30/97), the net total return of the Class I shares was the same as the Index return of 2.23%. The return on the Class A shares was 2.29%. During this period the rates for Michigan municipals with maturities of 1 year and less increased by as much as 0.14% while maturities in the 5 yr. range declined by 0.16%. The Portfolio's return was improved by trades that lengthened the duration by about 10%.

For the fourth quarter of 1997, the Class I shares' net return was 2.17% versus a return of 2.13% for the Index. The Class A shares returned 2.29% during this quarter. The yields of Michigan municipal bonds with maturities through 5 years declined evenly by 0.13%. The portfolio benefited from a small extension of duration over the quarter. The decline in municipal rates followed those of the Treasury market. As investor perceptions of the inflation risks declined due to the developing Asian crisis, rates came down. Investors' fear of the Federal Reserve raising rates to "cool" the economy disappeared.

The bullish 1998 outlook for fixed income investments and the Treasury market applies to the municipal market as well. However, there are some conflicting cross-currents in the picture. Supply of municipals will be reduced with improved budgets at the local government level. Increasing the supply will be the refunding issues that are triggered by declining interest rates. The demand for municipals is increasing as the muni-to-treasury yield ratio has increased. This demand will be somewhat offset by the continuing attractiveness of the equity market and the reduced capital gains rates. We are monitoring these and other developments with a bias to extending the duration of the Portfolio.

MANAGERS' DISCUSSION OF FUND PERFORMANCE
Fiscal Year Ended January 31, 1998

----------------------------------- INVESTMENT PERFORMANCE ANALYSIS --------------------------

                                               ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
                                   ONE YEAR      3 YEAR      5 YEAR      10 YEAR    INCEPTION
                                   RETURN(1)    RETURN(1)   RETURN(1)   RETURN(1)  TO DATE(1)
----------------------------------------------------------------------------------------------
 SYNTHETIC CLASS I*                  7.36%        6.99%       5.50%       6.42%       5.91%
----------------------------------------------------------------------------------------------
 SYNTHETIC CLASS A*                  7.22%        6.73%       5.21%       6.14%       5.62%
----------------------------------------------------------------------------------------------
 SYNTHETIC CLASS A, WITH LOAD*(2)    2.43%        5.10%       4.25%       5.65%       5.17%
----------------------------------------------------------------------------------------------



   Comparison of change in the value of a $10,000 Investment in the Golden Oak
    Michigan Tax Free Bond Portfolio, Synthetic Class I or Synthetic Class A,
     versus the Lehman 3-10 Year Muni Blended Index, and the Lipper Michigan
                          Municipal Debt Funds Average

                  [LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS]

           Golden Oak           Golden Oak
            Michigan             Michigan           Lehman          Lipper
         Tax Free Bond        Tax Free Bond        3-10 Year        Michigan
            Portfolio,           Portfolio,          Muni        Municipal Debt
           Synthetic I          Synthetic A      Blended Index   Funds Average

Jan-88       $10,000             $ 9,550            $10,000         $10,000
Jan-89        10,640              10,133             10,462          10,953
Jan-90        11,240              10,676             11,225          11,691
Jan-91        12,113              11,482             12,239          12,623
Jan-92        13,308              12,571             13,463          13,936
Jan-93        14,259              13,444             14,598          15,363
Jan-94        15,623              14,667             16,020          17,266
Jan-95        15,216              14,253             15,713          16,526
Jan-96        16,898              15,779             17,730          18,803
Jan-97        17,357              16,162             18,402          19,279
Jan-98        18,635              17,329             19,887          21,108


*SYNTHETIC TOTAL RETURN INFORMATION REPRESENTS THE ACTUAL CLASS PERFORMANCE
 BLENDED WITH COMMON TRUST FUND HISTORICAL DATA ADJUSTED FOR EXPENSES.
1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
 PREDICTIVE OF FUTURE PERFORMANCE.
2PERFORMANCE OF THE CLASS A SHARES REFLECTS THE MAXIMUM FRONT END SALES CHARGE
 OF 4.50%.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees
of The Arbor Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Golden Oak Growth (formerly Golden Oak Diversified Growth), Golden Oak Value, Golden Oak Intermediate-Term Income, Golden Oak Michigan Tax Free Bond and Golden Oak Prime Obligation Money Market Portfolios (separately managed portfolios of The Arbor Fund, hereafter referred to as the "Fund") at January 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Philadelphia, PA
March 13, 1998

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998


GROWTH                                                                   Value
PORTFOLIO                                                     Shares     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.9%
AIRCRAFT -- 2.6%
General Dynamics ..................................         9,100       $   785
United Technologies ...............................         2,200           180
                                                                        -------
        Total Aircraft ............................                         965
                                                                        -------
APPAREL/TEXTILES -- 1.3%
Jones Apparel Group* ..............................        10,600           461
                                                                        -------
AUTOMOTIVE -- 1.6%
Eaton .............................................         6,600           592
                                                                        -------
BANKS -- 1.6%
State Street Boston ...............................        10,700           599
                                                                        -------
BEAUTY PRODUCTS -- 3.9%
Colgate-Palmolive .................................         3,100           227
Procter & Gamble ..................................        15,500         1,215
                                                                        -------
        Total Beauty Products .....................                       1,442
                                                                        -------
BEVERAGES -- 2.3%
Pepsico ...........................................        23,100           833
                                                                        -------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 1.9%
Omnicom Group .....................................        16,800           681
                                                                        -------
CHEMICALS -- 0.4%
Dow Chemical ......................................         1,600           144
                                                                        -------
COMPUTER SOFTWARE -- 4.1%
Computer Associates International .................         3,200           170
Compuware* ........................................        25,800         1,006
Microsoft* ........................................         2,200           328
                                                                        -------
        Total Computer Software ...................                       1,504
                                                                        -------
COMPUTERS & SERVICES -- 6.2%
Compaq Computer ...................................        28,000           842
Dell Computer* ....................................        12,600         1,253
EMC* ..............................................         5,400           176
                                                                        -------
        Total Computers & Services ................                       2,271
                                                                        -------
COSMETICS -- 1.4%
Gillette ..........................................         5,300           523
                                                                        -------
DEPARTMENT STORES -- 1.8%
Dayton-Hudson .....................................         9,200           662
                                                                        -------


GROWTH                                                                   Value
PORTFOLIO (continued)                                       Shares       (000)
--------------------------------------------------------------------------------
DRUGS -- 13.1%
Abbott Laboratories ...............................         5,500       $   389
Bristol-Myers Squibb ..............................         7,400           738
Eli Lilly .........................................        18,100         1,222
Schering Plough ...................................        19,800         1,433
Warner Lambert ....................................         6,800         1,023
                                                                        -------
        Total Drugs ...............................                       4,805
                                                                        -------
ELECTRICAL & ELECTRONIC PRODUCTS -- 3.5%
General Electric ..................................        16,500         1,279
                                                                        -------
ELECTRICAL UTILITIES -- 1.1%
AES* ..............................................         9,800           420
                                                                        -------
ELECTRONIC STORES -- 1.8%
Tandy .............................................        17,200           667
                                                                        -------
ENTERTAINMENT -- 0.5%
Walt Disney .......................................         1,600           171
                                                                        -------
ENVIRONMENTAL SERVICES -- 1.2%
Browning-Ferris Industries ........................        12,500           432
                                                                        -------
FINANCIAL SERVICES -- 5.9%
Fannie Mae ........................................        14,400           889
Greenpoint Financial ..............................         7,900           547
SLM Holding .......................................        16,800           708
                                                                        -------
        Total Financial Services ..................                       2,144
                                                                        -------
FOOD, BEVERAGE & TOBACCO -- 5.2%
Kellogg ...........................................         5,400           249
Philip Morris .....................................        17,800           739
Quaker Oats .......................................        16,800           903
                                                                        -------
        Total Food, Beverage & Tobacco ............                       1,891
                                                                        -------
HEALTH SERVICES -- 2.7%
HBO & Company .....................................        15,456           809
Healthsouth* ......................................         7,200           162
                                                                        -------
        Total Health Services .....................                         971
                                                                        -------
HOTELS & LODGING -- 0.6%
Marriott International ............................         3,000           207
                                                                        -------
INSURANCE -- 2.5%
Allstate ..........................................        10,500           929
                                                                        -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

GROWTH                                                                   Value
PORTFOLIO (continued)                                        Shares      (000)
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 1.6%
Weyerhaeuser ........................................        11,800     $   588
                                                                        -------
MACHINERY -- 2.0%
Applied Materials* ..................................         5,600         184
Caterpillar .........................................        11,500         552
                                                                        -------
        Total Machinery .............................                       736
                                                                        -------
MEDICAL SUPPLIES -- 1.0%
Guidant .............................................         5,500         353
                                                                        -------
MISCELLANEOUS CONSUMER SERVICES -- 0.5%
Robert Half International* ..........................         4,800         185
                                                                        -------
OTHER HEALTH SERVICES -- 2.3%
McKesson ............................................        17,300         828
                                                                        -------
PETROLEUM & FUEL PRODUCTS -- 2.4%
Phillips Petroleum ..................................        14,500         638
USX-Marathon Group ..................................         7,500         252
                                                                        -------
        Total Petroleum & Fuel Products .............                       890
                                                                        -------
PRINTING & PUBLISHING -- 3.7%
Gannett .............................................         3,600         218
New York Times, Class A .............................         9,300         605
Tribune .............................................         8,900         541
                                                                        -------
        Total Printing & Publishing .................                     1,364
                                                                        -------
RETAIL -- 2.0%
TJX .................................................        21,200         718
                                                                        -------
SEMI-CONDUCTORS/INSTRUMENTS-- 5.0%
Altera* .............................................         4,600         158
Intel ...............................................        14,400       1,166
Philips Electronics ADR .............................         4,400         293
Texas Instruments ...................................         3,600         197
                                                                        -------
        Total Semi-Conductors/Instruments ...........                     1,814
                                                                        -------
TELEPHONES & TELECOMMUNICATION-- 5.2%
Airtouch Communications* ............................        24,900       1,092
Ameritech ...........................................         5,600         240
Bellsouth ...........................................         4,900         297
Tellabs* ............................................         5,100         261
                                                                        -------
        Total Telephones & Telecommunication  .......                     1,890
                                                                        -------
        Total Common Stocks
           (Cost $27,919) ...........................                    33,959
                                                                        -------


                                                            Face
GROWTH                                                     Amount         Value
PORTFOLIO (concluded)                                      (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 12.3%
Dresdner Government Securities (A)
    5.53%, dated 01/30/98, matures
    02/02/98, repurchase price
    $4,509,459 (collateralized by
    U.S. Treasury Note, par value
    $4,450,000, 5.875%, 01/31/99:
    market value $4,599,499) ........................       $ 4,507     $ 4,507
                                                                        -------
        Total Repurchase Agreement
           (Cost $4,507) ............................                     4,507
                                                                        -------
        Total Investments -- 105.2%
           (Cost $32,426) ...........................                    38,466
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET -- (5.2%)                              (1,919)
                                                                        -------


NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 2,862,450 outstanding shares
    of beneficial interest ..........................                    28,096
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on  24,559 outstanding shares
    of beneficial interest ..........................                       260
Accumulated Net Realized Gain
    on Investments ..................................                     2,151
Net Unrealized Appreciation
    on Investments ..................................                     6,040
                                                                        -------
Total Net Assets -- 100.0% ...........................                  $36,547
                                                                        =======
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ......................                    $12.66
                                                                        =======
Net Asset Value and Redemption
    Price Per Share -- Class A ......................                    $12.51
                                                                        =======
Maximum Offering Price per Share --
    Class A ($12.51(Divide)94.25%) ..................                    $13.27
                                                                        =======

--------------------------------------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998


VALUE                                                                     Value
PORTFOLIO                                                   Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.2%
AIR TRANSPORTATION -- 2.9%
UAL* ................................................       10,000       $  889
                                                                         ------
AIRCRAFT -- 2.6%
United Technologies .................................       10,000          816
                                                                         ------
AUTOMOTIVE -- 7.4%
Chrysler ............................................       12,810          446
Dana ................................................       12,520          628
Eaton ...............................................        6,000          538
Ford Motor ..........................................       13,285          678
                                                                         ------
        Total Automotive ............................                     2,290
                                                                         ------
BANKS -- 11.0%
Chase Manhattan .....................................        1,875          201
Citicorp ............................................        3,900          464
First Union .........................................       10,600          509
Fleet Financial Group ...............................        7,800          559
Mellon Bank .........................................       11,320          683
Norwest .............................................       18,800          686
Peoples Heritage Financial Group ....................        7,100          305
                                                                         ------
        Total Banks .................................                     3,407
                                                                         ------
BEAUTY PRODUCTS -- 1.1%
Procter & Gamble ....................................        4,300          337
                                                                         ------
BUILDING & CONSTRUCTION SUPPLIES -- 1.6%
Southdown ...........................................        7,800          492
                                                                         ------
COMPUTER SOFTWARE -- 1.4%
Computer Associates International ...................        8,257          439
                                                                         ------
COMPUTERS & SERVICES -- 4.6%
Electronic Data Systems .............................       14,000          583
International Business Machines .....................        3,000          296
Unisys* .............................................       32,600          538
                                                                         ------
        Total Computers & Services ..................                     1,417
                                                                         ------
DRUGS -- 4.8%
Biogen* .............................................        9,000          370
ICN Pharmaceuticals .................................        9,200          473
Pharmacia & Upjohn ..................................       16,600          638
                                                                         ------
        Total Drugs .................................                     1,481
                                                                         ------


VALUE                                                                     Value
PORTFOLIO (continued)                                       Shares        (000)
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES -- 3.6%
Atlantic Energy .....................................       35,000       $  711
Nipsco Industries ...................................        7,860          401
                                                                         ------
        Total Electrical Utilities ..................                     1,112
                                                                         ------
ELECTRICAL & ELECTRONIC PRODUCTS -- 1.2%
General Electric ....................................        4,600          357
                                                                         ------
FINANCIAL SERVICES -- 9.2%
Fannie Mae ..........................................       11,830          731
Household International .............................        4,800          598
MBNA ................................................       20,782          646
Morgan Stanley, Dean Witter, Discover ...............       15,000          876
                                                                         ------
        Total Financial Services ....................                     2,851
                                                                         ------
FOOD, BEVERAGE & TOBACCO -- 2.0%
Interstate Bakeries .................................       17,400          605
                                                                         ------
HOUSEHOLD PRODUCTS -- 2.9%
Maytag ..............................................       23,500          903
                                                                         ------
INDUSTRIAL -- 1.8%
Textron .............................................        4,000          239
Tyco International Limited ..........................        7,080          314
                                                                         ------
        Total Industrial ............................                       553
                                                                         ------
INSURANCE -- 3.6%
Allstate ............................................        5,941          526
Sunamerica ..........................................       14,700          591
                                                                         ------
        Total Insurance .............................                     1,117
                                                                         ------
OFFICE FURNITURE & FIXTURES -- 3.6%
Hon Industries ......................................        5,800          354
Knoll* ..............................................       25,000          770
                                                                         ------
        Total Office Furniture & Fixtures ...........                     1,124
                                                                         ------
PAPER & PAPER PRODUCTS -- 1.0%
Fort James ..........................................        7,500          322
                                                                         ------
PETROLEUM & FUEL PRODUCTS -- 0.7%
Grey Wolf* ..........................................       47,000          214
                                                                         ------


    The accompanying notes are an integral part of the financial statements.
                                       15

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998


VALUE                                                                     Value
PORTFOLIO (continued)                                      Shares         (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 7.5%
Exxon ...........................................         10,000       $    593
Mobil ...........................................          4,000            273
Pacific Enterprises .............................         11,230            405
Sun .............................................         27,000          1,046
                                                                       --------
        Total Petroleum Refining ................                         2,317
                                                                       --------
PRINTING & PUBLISHING -- 1.7%
Scitex Limited ..................................         55,000            540
                                                                       --------
PROFESSIONAL SERVICES -- 1.4%
Dun & Bradstreet ................................         14,000            446
                                                                       --------
RETAIL -- 6.1%
Albertson's .....................................          9,000            429
Family Dollar Stores ............................         14,250            454
Office Depot* ...................................         30,000            668
Sears Roebuck ...................................          7,500            345
                                                                       --------
        Total Retail ............................                         1,896
                                                                       --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
LSI Logic* ......................................         13,000            312
Texas Instruments ...............................          6,000            328
                                                                       --------
        Total Semi-Conductors/
           Instruments ..........................                           640
                                                                       --------
TELEPHONES & TELECOMMUNICATION -- 6.1%
Aliant Communications ...........................         12,000            375
BCE .............................................         17,500            547
Bell Atlantic ...................................          5,470            506
US West .........................................          9,560            460
                                                                       --------
        Total Telephones &
           Telecommunication ....................                         1,888
                                                                       --------
TRANSPORTATION SERVICES -- 2.0%
CNF Transportation ..............................         13,595            621
                                                                       --------
WATER UTILITIES -- 2.3%
Aquarion ........................................         21,000            728
                                                                       --------
        Total Common Stocks
           (Cost $21,219) .......................                        29,802
                                                                       --------



VALUE                                                      Face          Value
PORTFOLIO (concluded)                                  Amount (000)      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 4.9%
Corefund Elite Cash Reserve .....................        $ 1,505       $  1,505
                                                                       --------
        Total Cash Equivalent
           (Cost $1,505) ........................                         1,505
                                                                       --------
        Total Investments -- 101.1%
           (Cost $22,724) .......................                        31,307
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (1.1%)                                (334)
                                                                       --------


NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 3,315,336 outstanding shares
    of beneficial interest ......................                        20,069
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 5,536 outstanding shares
    of beneficial interest ......................                            60
Undistributed Net Investment Income .............                            24
Accumulated Net Realized Gain
    on Investments ..............................                         2,237
Net Unrealized Appreciation
    on Investments ..............................                         8,583
                                                                       --------
Total Net Assets -- 100.0% ......................                       $30,973
                                                                       ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ..................                         $9.33
                                                                       ========
Net Asset Value and Redemption
    Price Per Share -- Class A ..................                         $9.32
                                                                       ========
Maximum Offering Price per Share --
    Class A ($9.32(Divide)94.25%) ....................                    $9.89
                                                                       ========

--------------------------------------------------------------------------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.
                                       16

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                              Face
INTERMEDIATE-TERM INCOME                                     Amount     Value
PORTFOLIO                                                    (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 28.7%
BANKING -- 2.4%
Bank of Montreal
    10.000%, 09/01/98 ..............................       $ 1,000       $ 1,024
Huntington National
    6.109%, 08/25/99 ...............................         2,000         2,008
                                                                         -------
        Total Banking ..............................                       3,032
                                                                         -------
FINANCIAL SERVICES -- 8.5%
American Express Credit
    8.500%, 06/15/99 ...............................           500           518
Associates Corporation of North America
    8.550%, 07/15/09 ...............................         2,000         2,350
Chrysler Financial
   13.250%, 10/15/99 ...............................         1,000         1,118
    6.950%, 03/25/02 ...............................         3,000         3,097
Ford Motor Credit
    6.250%, 11/08/00 ...............................         1,000         1,011
    8.200%, 02/15/02 ...............................         1,000         1,079
Household Finance
    9.950%, 03/08/01 ...............................           500           557
Lehman Brothers Holding
    5.750%, 02/15/98 ...............................         1,000         1,000
                                                                         -------
        Total Financial Services ...................                      10,730
                                                                         -------
INDUSTRIAL -- 15.9%
Archer Daniels Midland
    10.250%, 01/15/06 ..............................         1,000         1,260
Eli Lilly
    8.375%, 12/01/06 ...............................         1,000         1,156
Hertz
    7.000%, 05/01/02 ...............................         2,800         2,873
Honeywell
    6.750%, 03/15/02 ...............................         4,000         4,110
International Lease Finance
    6.270%, 02/10/99 ...............................         1,725         1,734
Kaiser Permanente
    9.550%, 07/15/05 ...............................         1,390         1,668
Philip Morris
    7.000%, 07/15/05 ...............................         1,500         1,534
RR Donnelley & Sons
    9.125%, 12/01/00 ...............................           500           544
    6.700%, 07/05/05 ...............................         1,000         1,033
Union Pacific, Callable 01/15/01 @ 100
    6.125%, 01/15/04 ...............................         1,000           993
US Airways
    6.760%, 04/15/08 ...............................           950           981
WMX Technologies
    7.000%, 05/15/05 ...............................         2,000         2,060
                                                                         -------
        Total Industrial ...........................                      19,946
                                                                         -------

                                                             Face
INTERMEDIATE-TERM INCOME                                    Amount        Value
PORTFOLIO (continued)                                        (000)        (000)
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
Consolidated Edison of NY
    6.500%, 02/01/01 ...............................       $ 1,000       $ 1,020
Pacific Gas and Electric
    8.750%, 01/01/01 ...............................         1,300         1,404
                                                                         -------
        Total Utilities ............................                       2,424
                                                                         -------
        Total Corporate Obligations
           (Cost $35,290) ..........................                      36,132
                                                                         -------


U.S. GOVERNMENT AGENCY BONDS -- 4.8%
FHLMC
    6.310%, 02/23/04 ...............................         2,000         2,000
FNMA
    6.860%, 04/24/00 ...............................         1,500         1,504
    5.990%, 10/01/03 ...............................         1,500         1,495
SLMA
    6.050%, 09/14/00 ...............................         1,000         1,013
                                                                         -------
        Total U.S. Government Agency Bonds
           (Cost $5,961) ...........................                       6,012
                                                                         -------


U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 20.2%
FHLMC, Remic, Ser 1688, Cl M
    6.000%, 08/15/13 ...............................         5,168         5,125
FHLMC, Remic, Ser 1895, Cl B
    7.500%, 12/15/23 ...............................         3,000         3,111
FNMA, Pool # 379760
    6.500%, 08/01/12 ...............................         6,314         6,282
FNMA, Pool # 109138
    7.040%, 08/01/15 ...............................         1,415         1,541
FNMA, Pool # 109159
    6.720%, 11/01/15 ...............................         2,486         2,522
FNMA, Remic, Ser 1993-131, Cl B
    5.750%, 06/25/06 ...............................           788           785
FNMA, Remic, Ser 1993-M1, Cl A
    6.910%, 04/25/20 ...............................         1,027         1,027
FNMA, Series 1997-80, Cl FK
    6.106%, 02/25/24 ...............................         5,000         5,003
                                                                         -------
        Total U.S. Agency Mortgage-
           Backed Obligations
           (Cost $25,267) ..........................                      25,396
                                                                         -------


    The accompanying notes are an integral part of the financial statements.
                                       17

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                             Face
INTERMEDIATE-TERM INCOME                                    Amount        Value
PORTFOLIO (continued)                                        (000)        (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.5%
U.S. Treasury Bond
    6.000%, 08/15/99 ..............................      $  8,000      $  8,074
U.S. Treasury Notes
    7.875%, 04/15/98 ..............................         2,300         2,312
    7.000%, 04/15/99 ..............................         5,000         5,094
    7.750%, 02/15/01 ..............................        11,500        12,257
    6.250%, 04/30/01 ..............................         3,000         3,076
    7.500%, 05/15/02 ..............................         2,700         2,911
    6.375%, 08/15/02 ..............................        10,000        10,377
    7.875%, 11/15/04 ..............................         3,600         4,078
    5.875%, 11/15/05 ..............................         3,000         3,061
    6.625%, 05/15/07 ..............................         1,000         1,076
                                                                       --------
        Total U.S. Treasury Obligations
           (Cost $50,987) .........................                      52,316
                                                                       --------


ASSET-BACKED SECURITIES -- 2.1%
Bay View Auto Trust, Ser 1997-RA1, Cl A1
    6.290%, 12/15/01 ..............................           924           925
WFS Financial Owner Trust 1996-B A3
    6.650%, 08/20/00 ..............................         1,790         1,797
                                                                       --------
        Total Asset-Backed Securities
           (Cost $2,714) ..........................                       2,722
                                                                       --------


REPURCHASE AGREEMENT -- 1.7%
Dresdner Government Securities (A)
    5.53%, dated 01/30/98, matures
    02/02/98, repurchase price $2,164,266
    (collateralized by U.S. Treasury Note,
    par value $2,135,000, 5.875%, 01/31/99:
    market value $2,206,726) ......................         2,163         2,163
                                                                       --------
        Total Repurchase Agreement
           (Cost $2,163) ..........................                       2,163
                                                                       --------
        Total Investments -- 99.0%
           (Cost $122,382) ........................                     124,741
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%                                 1,259
                                                                       --------



INTERMEDIATE-TERM INCOME                                                 Value
PORTFOLIO (concluded)                                                    (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 12,538,301 outstanding shares
    of beneficial interest ........................                    $124,528
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 6,372 outstanding shares
    of beneficial interest ........................                          75
Undistributed Net Investment Income                                          23
Accumulated Net Realized Loss
    on Investments ................................                        (985)
Net Unrealized Appreciation
    on Investments ................................                       2,359
                                                                       --------
Total Net Assets -- 100.0% ........................                    $126,000
                                                                       ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ....................                      $10.04
                                                                       ========
Net Asset Value and Redemption
    Price Per Share -- Class A ....................                      $10.04
                                                                       ========
Maximum Offering Price per Share --
    Class A ($10.04(Divide)95.5%) ......................                 $10.51
                                                                       ========

--------------------------------------------------------------------------------
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National
Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
(A) Tri-Party Repurchase Agreement

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO                                                     (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
MICHIGAN -- 98.4%
Alpena County, GO, AMBAC
    5.450%, 06/01/01 .................................       $  250       $  262
Anchor Bay School District, GO, MBIA
    6.000%, 05/01/03 .................................          870          948
Ann Arbor, Water Supply System,
    RB, MBIA
    7.375%, 02/01/02 .................................        1,000        1,121
Auburn Hills Finance Authority, Tax
    Allocation RB, Series A (A)
    7.000%, 05/01/00 .................................          300          305
Avondale School District, GO
    6.600%, 05/01/05 .................................          200          216
    6.700%, 05/01/06 .................................          200          216
Big Rapids Public School District,
    GO, FGIC
    7.300%, 05/01/05 .................................          250          299
Calhoun County, GO, AMBAC
    4.950%, 07/01/03 .................................        1,000        1,044
Central Michigan State University,
    RB, FGIC
    5.200%, 10/01/09 .................................          860          909
Cheboygan Area School District,
    GO, MBIA
    6.000%, 05/01/02 .................................          260          280
Chippewa Valley School District, GO,
    Pre-refunded @ 101.50, FGIC (B)
    6.200%, 05/01/01 .................................          250          270
Clarkston Community Schools, GO, FGIC
    5.800%, 05/01/13 .................................        1,000        1,070
Clinton County Building Authority, GO,
    Macomb County Project, Series A,
    Pre-refunded @ 102, AMBAC (B)
    6.400%, 11/01/01 .................................          250          275
De Witt Public Schools, GO,
    Pre-refunded @ 101.5 (B)
    6.600%, 05/01/01 .................................          300          327
De Witt Public Schools, GO, AMBAC
    6.000%, 05/01/03 .................................          935        1,019
Dearborn Municipal Building Authority,
    GO, AMBAC
    7.000%, 06/01/01 .................................          300          328
    7.000%, 06/01/02 .................................          475          531
    7.000%, 06/01/03 .................................          505          575
Detroit Distributable State Aid, GO, AMBAC
    5.000%, 05/01/05 .................................          200          209


                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
Detroit GO, AMBAC
    5.250%, 05/01/08 .................................       $1,000       $1,065
Detroit GO, Pre-refunded @ 102 (B)
    8.000%, 04/01/01 .................................        1,000        1,136
Detroit School District, GO
    6.250%, 05/01/12 .................................          850          914
Detroit Sewer Disposal, RB,
    Pre-refunded @ 101.5 (B)
    7.250%, 07/01/99 .................................          200          212
Detroit Water Supply System,
    RB, FGIC
    6.250%, 07/01/07 .................................          500          539
Detroit Water Supply System,
    Second Lien RB, Series A, MBIA
    5.100%, 07/01/07 .................................          500          531
East Lansing, Refunded GO, Series B
    4.850%, 10/01/07 .................................          315          318
Ferris State University, RB, AMBAC
    5.400%, 10/01/09 .................................          675          724
Flat Rock Community School District,
    GO, MBIA
    7.750%, 05/01/04 .................................          675          810
Flint, GO, MBIA
    6.000%, 11/01/03 .................................        1,040        1,143
Fraser Public School District,
    GO, AMBAC
    6.550%, 05/01/99 .................................          100          103
Gobles Public Schools, GO
    5.300%, 05/01/06 .................................          210          215
    5.400%, 05/01/07 .................................          235          241
Grand Rapids Building Authority, GO
    5.375%, 04/01/07 .................................          200          212
Grand Rapids Downtown
    Development Authority, Tax
    Allocation RB, MBIA
    6.600%, 06/01/08 .................................          200          228
Grand Rapids Water Supply, RB,
    FGIC, Escrowed to Maturity
    6.400%, 01/01/05 .................................        1,000        1,079
Grand Valley, Michigan State University,
    RB, MBIA
    4.300%, 10/01/01 .................................          500          505
Grandville Public School District, GO
    4.000%, 05/01/99 .................................          345          346
Haslett Public School District, GO, MBIA
    6.000%, 05/01/02 .................................          310          334
    6.000%, 05/01/03 .................................          310          338


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
Howell Public Schools, GO, FGIC
    5.000%, 05/01/08 .................................       $1,000       $1,037
Ingham County, Proctor Drain System
    Project, GO
    7.100%, 02/01/01 .................................          180          186
Iron Mountain Finance Authority,
    GO, AMBAC
    5.000%, 05/01/05 .................................          250          261
Johannesburg-Lewiston Area Schools,
    GO, AMBAC
    6.750%, 05/01/02 .................................          280          310
    6.750%, 05/01/03 .................................          320          360
    6.000%, 05/01/04 .................................          365          403
Kalamazoo Hospital Finance Authority,
    RB, Borgess Medical Center,
    Series A, AMBAC
    5.000%, 06/01/04 .................................        1,000        1,044
Kalamazoo Water Supply System
    Project, RB
    6.000%, 09/01/07 .................................          425          458
Kalamazoo, City School District,
    GO, FGIC
    4.550%, 05/01/01 .................................        1,000        1,017
Kent County, Building Authority
    5.000%, 12/01/06 .................................          500          525
    5.100%, 12/01/07 .................................          500          527
Kent Hospital Authority, RB, Mary
    Free Bed Project, Series A
    6.250%, 04/01/03 .................................          250          265
Kentwood, Public School System, GO
    5.900%, 05/01/04 .................................          380          413
Kentwood, Public School System, GO,
    Pre-refunded @ 102 (B)
    5.900%, 05/01/02 .................................          370          402
Lansing Building Authority, GO,
    Escrowed to Maturity
    7.100%, 06/01/02 .................................          100          112
Lansing Finance Authority, GO
    6.100%, 10/01/03 .................................          250          274
Lincoln School District, GO, FGIC,
    Escrowed to Maturity
    5.750%, 05/01/09 .................................          900          975
Livonia Municipal Building Authority, GO
    5.750%, 06/01/04 .................................          250          269
Livonia Public School District, GO
    5.450%, 05/01/01 .................................          200          208


                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
Livonia Water Supply & Wastewater
    System, RB, AMBAC
    5.200%, 11/01/09 .................................       $1,000       $1,031
Macomb County Community College, GO
    4.625%, 05/01/99 .................................          835          843
Michigan State University, RB, Series A
    6.125%, 08/15/07 .................................        1,250        1,350
Montague Public School District, GO, FSA
    5.125%, 05/01/06 .................................          300          316
    5.125%, 05/01/08 .................................          300          313
Northville Public Schools, GO, FGIC
    5.000%, 05/01/10 .................................          500          514
Oak Park, GO, ABMAC
    5.200%, 05/01/06 .................................          250          265
Oakland County, Acacia Park
    Drain District, GO, MBIA
    8.000%, 10/01/99 .................................          125          133
    8.000%, 10/01/00 .................................          110          121
Oakland County, Birmingham
    Drain District
    7.500%, 10/01/01 .................................          325          364
Oakland County, Birmingham
    Drain District, Series C
    7.500%, 10/01/99 .................................          230          244
    7.500%, 10/01/00 .................................          325          354
Oakland County, Bloomfield
    Drain District, GO, Series C
    8.000%, 10/01/98 .................................          200          206
    7.500%, 10/01/99 .................................          200          211
    7.500%, 10/01/00 .................................          300          326
    7.500%, 10/01/01 .................................          275          307
Oakland County, Caddell Drainage
    District, GO
    6.300%, 11/01/99 .................................          100          103
Oakland County, Economic Development
    Authority, RB, Cranbrook
    Elderly Community  Project
    6.375%, 11/01/14 .................................        1,000        1,124
Oakland County, GO
    6.500%, 11/01/05 .................................          500          524
Okemos Public School District,
    GO, Series I
    6.300%, 05/01/00 .................................          750          789
Pewamo Westphalia School District,
    GO, FGIC
    5.000%, 05/01/06 .................................          275          290

    The accompanying notes are an integral part of the financial statements.
                                       20

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
Plymouth-Canton Community School
    District, GO, Series B
    6.250%, 05/01/02 .................................       $1,400       $1,501
Plymouth-Canton Community School
    District, GO, Series C
    5.900%, 05/01/02 .................................          250          268
    6.200%, 05/01/05 .................................          250          273
Plymouth-Canton Community School
    District, GO, Series B
    6.350%, 05/01/03 .................................          300          322
Pontiac Building Authority, GO, AMBAC
    6.400%, 04/01/00 .................................          110          116
Pontiac Building Authority, GO, AMBAC,
    Pre-refunded @ 101 (B)
    6.875%, 04/01/01 .................................          200          219
Redford Township, GO, AMBAC
    6.750%, 04/01/06 .................................          200          223
Riverview Community School District, GO,
    Pre-refunded @ 101.50, FGIC (B)
    6.400%, 05/01/02 .................................          250          276
Rochester Community School District, RB,
    Pre-refunded @ 101 (B)
    7.150%, 05/01/98 .................................          200          204
Rochester Hills, GO
    5.500%, 11/01/06 .................................          250          264
    5.500%, 11/01/07 .................................          250          263
Rochester Michigan Comunity
    School District, GO, MBIA
    5.500%, 05/01/06 .................................        1,000        1,091
Romeo Community School District, GO,
    Pre-refunded @ 101 (B)
    6.900%, 05/01/00 .................................          100          107
Royal Oak City School District, GO,
    Pre-refunded  @ 101.50 (B)
    6.500%, 05/01/01 .................................          230          250
Royal Oak Hospital Finance Authority, RB,
    Pre-refunded @ 100 (B)
    7.750%, 01/01/00 .................................          120          128
Saline Building Authority, GO, AMBAC
    7.000%, 07/01/05 .................................          100          111
South Lyon School District, GO
    6.100%, 05/01/00 .................................          100          105
    6.500%, 05/01/05 .................................          350          381
State Building Authority, RB, Ferris State
    University, Series 1,
    Pre-refunded @ 101.50 (B)
    6.750%, 10/01/00 .................................          250          271


                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
State Building Authority, RB
    5.000%, 04/01/01 .................................       $  500       $  516
State Building Authority, RB, AMBAC
    6.750%, 10/01/07 .................................          245          272
State Building Authority, RB, Series I
    6.400%, 10/01/04 .................................          650          710
    6.500%, 10/01/05 .................................          500          547
State Building Authority, RB,
    Series I, AMBAC
    6.000%, 10/01/02 .................................          300          325
    5.500%, 10/01/07 .................................        1,000        1,090
State Building Authority, RB, Series II
    5.900%, 10/01/99 .................................          100          103
    6.000%, 10/01/00 .................................          100          105
    6.500%, 10/01/05 .................................          120          131
State Building Authority, RB,
    Series II, AMBAC
    6.250%, 10/01/04 .................................          300          327
State Building Authority, RB,
    Series II, FSA
    6.200%, 10/01/02 .................................          250          272
State Hospital Authority, RB, Detroit
    Medical Center, Series A
    6.900%, 08/15/99 .................................          160          166
    7.100%, 08/15/01 .................................          165          179
State Hospital Authority, RB, Henry Ford
    Health Center, Series A
    5.100%, 11/15/07 .................................          600          627
State Hospital Finance Authority, RB,
    Detroit Medical Center Project
    6.250%, 08/15/13 .................................          675          725
State Hospital Finance Authority, RB, FSA
    5.500%, 06/01/08 .................................        1,400        1,515
State Hospital Finance Authority, RB,
    Mclaren Group, Series A
    5.000%, 10/15/04 .................................        1,000        1,024
    5.200%, 10/15/06 .................................          750          772
State Hospital Finance Authority, RB,
    Mclaren Group, Series A,
    Escrowed to Maturity
    7.200%, 09/15/00 .................................          200          216
State Hospital Finance Authority, RB,
    Mercy Health Services,
    Series Q, AMBAC
    4.450%, 08/15/00 .................................          775          785
State Hospital Finance Authority, RB,
    Sisters of Mercy Project, MBIA
    4.900%, 08/15/05 .................................        1,000        1,038


    The accompanying notes are an integral part of the financial statements.
                                       21

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
State Hospital Finance Authority, RB,
    Sparrow Group, MBIA
    5.200%, 11/15/07 ...............................        $  480        $  510
    5.300%, 11/15/08 ...............................           450           481
    5.400%, 11/15/09 ...............................           450           483
State Housing Development Authority,
    RB, Greenwood Villa Project, FSA
    6.500%, 09/15/07 ...............................           160           174
State Municipal Bond Authority, RB
    State Revolving Fund
    5.150%, 10/01/08 ...............................         1,000         1,041
State Municipal Bond Authority, RB
    State Revolving Fund, Series A
    6.000%, 10/01/02 ...............................         1,000         1,085
State Municipal Bond Authority,
    RB, Series A
    6.500%, 05/01/07 ...............................           250           278
State Municipal Bond Authority, RB,
    State Revolving Fund
    5.500%, 10/01/06 ...............................           810           881
State Oakwood Hospital Group, RB,
    FGIC, Pre-refunded @ 102 (B)
    7.000%, 07/01/00 ...............................           500           544
State Power Supply System, RB, MBIA
    5.800%, 11/01/05 ...............................           400           441
State Public Power Agency, RB,
    Belle River Project, Series A
    5.400%, 01/01/01 ...............................           250           260
    5.200%, 01/01/04 ...............................           300           315
State Public Power Agency, RB,
    Campbell Project, Series A, AMBAC
    5.500%, 01/01/06 ...............................           500           538
State Public Power Project, RB,
    Series A, AMBAC
    5.000%, 01/01/03 ...............................           500           519
State Sisters Mercy Health System,
    RB, FSA
    5.700%, 02/15/01 ...............................           250           262
State St. John Hospital, RB,
    Series A, AMBAC
    5.650%, 05/15/03 ...............................           300           322
State St. John Medical Center,
    RB, AMBAC
    5.000%, 05/15/04 ...............................           750           782
State Strategic Fund, RB,
    Ford Motor Project, Series A
    7.100%, 02/01/06 ...............................           350           414


                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
State Strategic Fund, RB, NSF Internal
    Project, Series A (A)
    5.400%, 08/01/10 ...............................        $1,105        $1,145
    5.500%, 08/01/11 ...............................         1,065         1,105
State Trunk Line, RB, Series A
    5.625%, 10/01/03 ...............................           500           537
State Trunk Line, RB, Series B-2
    5.750%, 10/01/04 ...............................           350           378
State Underground Storage Tank
    Financial Assurance Authority,
    RB, Series I, AMBAC
    5.000%, 05/01/01 ...............................         1,000         1,030
Traverse City Area Public Schools, GO,
    Series I, Pre-refunded @ 102 (B)
    7.000%, 05/01/01 ...............................           100           110
Traverse City Area Public Schools,
    GO, Series I, MBIA
    7.250%, 05/01/05 ...............................           950         1,132
Traverse City Area Public Schools, GO,
    Series II, Pre-refunded @ 101.50 (B)
    7.000%, 05/01/01 ...............................           200           221
Troy City School District, GO,
    Pre-refunded @ 101.5 (B)
    6.000%, 05/01/01 ...............................           250           268
Troy Michigan City School District, GO
    4.750%, 05/01/08 ...............................         1,000         1,025
University of Michigan, RB
    5.800%, 12/01/05 ...............................           400           434
University of Michigan, RB,
    Major Capital Projects
    5.300%, 04/01/05 ...............................           250           266
Utica Community Schools, GO
    5.375%, 05/01/02 ...............................           200           210
    5.750%, 05/01/07 ...............................           500           543
Walled Lake School District, GO, MBIA
    5.500%, 05/01/02 ...............................           500           528
Walled Lake School District, GO,
    Series II, Pre-refunded @ 102 (B)
    7.100%, 05/01/00 ...............................           100           109
Warren Building Authority, RB,
    Pre-refunded @ 102, FSA (B)
    8.750%, 11/01/00 ...............................           100           114
Warren Woods Public School System,
    Pre-refunded @ 100.50 (B)
    7.200%, 06/01/00 ...............................           100           108
Washtenaw Community College,
    GO, Series A
    4.900%, 04/01/06 ...............................         1,200         1,251


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                              Face
MICHIGAN TAX FREE BOND                                       Amount       Value
PORTFOLIO (continued)                                         (000)       (000)
--------------------------------------------------------------------------------
Waterford Township School District, GO
    4.850%, 06/01/10 ...............................       $ 1,450      $ 1,474
Wayne Charter County, Airport RB,
    Detroit Metro Airport, Series A, MBIA
    6.400%, 12/01/01 ...............................           200          217
Wayne County, Building Authority,
    GO, Capital Improvements,
    Series A, MBIA
    5.625%, 06/01/04 ...............................         1,000        1,083
Western Townships Utility Authority,
    GO, FSA, Escrowed to Maturity
    5.900%, 01/01/99 ...............................           160          163
Wixom, GO, AMBAC
    4.750%, 05/01/11 ...............................         1,000          998
Wyandotte Building Authority, RB
    7.000%, 01/01/03 ...............................           100          113
Wyandotte Electric Authority, RB, MBIA
    6.250%, 10/01/08 ...............................         1,700        1,959
Wyandotte Finance Authority,
    Tax Allocation RB, MBIA
    6.100%, 06/01/02 ...............................           500          541
                                                                        -------
        Total Michigan .............................                     84,181
                                                                        -------
        Total Municipal Bonds
           (Cost $80,434) ..........................                     84,181
                                                                        -------


CASH EQUIVALENT -- 0.7%
SEI Institutional Tax Free Portfolio ...............           596          596
                                                                        -------
        Total Cash Equivalent
           (Cost $596) .............................                        596
                                                                        -------
        Total Investments -- 99.1%
           (Cost $81,030) ..........................                     84,777
                                                                        -------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%                                   789
                                                                        -------


MICHIGAN TAX FREE BOND                                                    Value
PORTFOLIO (concluded)                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 8,356,859 outstanding shares
    of beneficial interest .........................                    $81,808
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 958 outstanding shares
    of beneficial interest .........................                          8
Accumulated Net Realized Gain
    on Investments .................................                          3
Net Unrealized Appreciation
    on Investments .................................                      3,747
                                                                        -------
Total Net Assets -- 100.0% .........................                    $85,566
                                                                        =======
    Price Per Share -- Class I .....................                     $10.24
                                                                        =======
Net Asset Value and Redemption
    Price Per Share -- Class A .....................                     $10.24
                                                                        =======
Maximum Offering Price per Share --
    Class A ($10.24(Divide)95.5%) .......................                $10.72
                                                                        =======

--------------------------------------------------------------------------------
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial
Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation Bond
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
(A)Security is held in connection with a letter of credit or standby bond purchase agreement issued by a major commercial bank or other financial institution.
(B)Pre-refunded Security. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                               GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                            Face
PRIME OBLIGATION MONEY                                     Amount         Value
MARKET PORTFOLIO                                            (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 66.6%
BANKING -- 4.5%
NationsBank
    5.670%, 03/20/98 .............................        $ 3,000        $ 2,978
Svenska Handelsbanken, NY
    5.750%, 03/09/98 .............................          3,000          2,983
                                                                         -------
        Total Banking ............................                         5,961
                                                                         -------
FINANCIAL SERVICES -- 54.7%
Aon
    5.770%, 03/18/98 .............................          3,500          3,475
Avon Capital
    5.560%, 02/05/98 .............................          2,050          2,049
BCI Funding
    5.750%, 03/05/98 .............................          3,000          2,985
Bear Stearns
    5.540%, 02/09/98 .............................          4,500          4,494
Beneficial
    5.580%, 02/24/98 .............................          3,000          2,989
Centric Capital
    5.950%, 02/23/98 .............................          3,000          2,989
Commoloco
    5.600%, 04/15/98 .............................          3,000          2,966
Enterprise Funding
    5.560%, 02/27/98 .............................          4,500          4,482
Eureka Securities
    5.580%, 03/16/98 .............................          4,500          4,470
Falcon Asset Securitization
    5.750%, 02/23/98 .............................          3,050          3,039
Ford Motor Credit
    5.450%, 04/20/98 .............................          4,065          4,017
General Electric Capital
    5.580%, 04/15/98 .............................          3,000          2,966
General Electric Financial Assurance
    5.450%, 04/21/98 .............................          2,500          2,470
General Motors Acceptance
    5.590%, 02/04/98 .............................          3,500          3,498
General Re
    5.760%, 03/27/98 .............................          3,000          2,974
Island Finance
    5.900%, 02/12/98 .............................          3,675          3,668
Kitty Hawk Funding
    5.750%, 03/02/98 .............................          3,000          2,986
Merrill Lynch
    5.450%, 03/17/98 .............................          2,290          2,275


                                                             Face
PRIME OBLIGATION MONEY                                      Amount        Value
MARKET PORTFOLIO (continued)                                 (000)        (000)
--------------------------------------------------------------------------------
Mont Blanc Capital
    5.580%, 02/25/98 .............................        $ 4,500        $ 4,483
New Center Asset Trust
    5.780%, 03/13/98 .............................          3,500          3,478
Prudential Funding
    5.700%, 03/16/98 .............................          3,000          2,980
Ranger Funding
    5.600%, 02/06/98 .............................            500            500
Rose Funding
    5.670%, 02/12/98 .............................          3,000          2,995
Unifunding
    5.580%, 02/02/98 .............................            300            300
                                                                         -------
        Total Financial Services .................                        73,528
                                                                         -------
INDUSTRIAL -- 7.4%
Chevron Transport
    5.700%, 02/13/98 .............................          3,000          2,994
Colgate-Palmolive
    5.700%, 03/04/98 .............................          3,500          3,483
Glaxo Wellcome PLC
    5.730%, 03/16/98 .............................          3,500          3,476
                                                                         -------
        Total Industrial .........................                         9,953
                                                                         -------
        Total Commercial Paper
           (Cost $89,442) ........................                        89,442
                                                                         -------


U.S. GOVERNMENT AGENCY OBLIGATION -- 6.7%
FNMA (A)
    5.389%, 02/25/98 .............................          9,000          9,000
                                                                         -------
        Total U.S. Government Agency Obligation
           (Cost $9,000) .........................                         9,000
                                                                         -------


FLOATING RATE INSTRUMENTS -- 4.5%
Peoples Security Life (A)
    5.880%, 02/01/98 .............................          3,000          3,000
Travelers Insurance (A)
    5.956%, 04/01/98 .............................          3,000          3,000
                                                                         -------
        Total Floating Rate Instruments
           (Cost $6,000) .........................                         6,000
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                   GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

                                                            Face
PRIME OBLIGATION MONEY                                     Amount        Value
MARKET PORTFOLIO (continued)                                (000)        (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 13.4%
Bank Nova Scotia
    5.830%, 10/02/98 ..............................       $ 3,000      $  2,997
Barclays Bank
    5.840%, 03/09/98 ..............................         2,500         2,499
Chase Manhattan
    5.750%, 02/11/98 ..............................         3,000         3,000
International Nederlanden Bank
    5.840%, 03/09/98 ..............................         3,000         3,000
Swiss Bank
    5.690%, 01/07/99 ..............................         4,000         3,998
Wilmington Trust
    5.847%, 05/29/98 ..............................         2,500         2,500
                                                                       --------
        Total Certificates of Deposit
           (Cost $17,994) .........................                      17,994
                                                                       --------


CORPORATE BOND -- 3.7%
Bank of America (A)
    5.650%, 04/16/98 ..............................         5,000         4,999
                                                                       --------
        Total Corporate Bond
           (Cost $4,999) ..........................                       4,999
                                                                       --------


BANK NOTES -- 5.2%
BankBoston
    5.690%, 07/06/98 ..............................         4,500         4,500
Morgan Guaranty
    5.955%, 06/22/98 ..............................         2,500         2,500
                                                                       --------
        Total Bank Notes
           (Cost $7,000) ..........................                       7,000
                                                                       --------
        Total Investments -- 100.1%
           (Cost $134,435) ........................                     134,435
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)                                 (77)
                                                                       --------



PRIME OBLIGATION MONEY                                                  Value
MARKET PORTFOLIO (concluded)                                            (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class I (unlimited
    authorization -- no par value) based
    on 127,985,719 outstanding shares
    of beneficial interest .......................                     $127,985
Portfolio Shares of Class A (unlimited
    authorization -- no par value) based
    on 6,381,885 outstanding shares
    of beneficial interest .......................                        6,382
Accumulated Net Realized Loss
    on Investments ...............................                           (9)
                                                                       --------
Total Net Assets -- 100.0%                                             $134,358
                                                                       ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class I ...................                        $1.00
                                                                       ========
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A ...................                        $1.00
                                                                       ========

--------------------------------------------------------------------------------
FNMA -- Federal National Mortgage Association
(A) Variable Rate Security -- The rate reported in the Statement of Net Assets is the rate in effect on January 31, 1998. The date shown is the next reset date.

    The accompanying notes are an integral part of the financial statements.

                       This page left intentionally blank

STATEMENT OF OPERATIONS (000)                         GOLDEN OAK FAMILY OF FUNDS
For the Year Ended January 31, 1998 (except where noted)


                                                                    INTERMEDIATE-TERM     MICHIGAN        PRIME OBLIGATION
                                          GROWTH         VALUE           INCOME         TAX FREE BOND       MONEY MARKET
                                         PORTFOLIO   PORTFOLIO (2)      PORTFOLIO       PORTFOLIO (2)        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
 Investment Income:
   Dividend Income ................      $  282         $  288           $   --            $   --              $   --
   Interest Income ................         112             27            7,746             2,551               7,837
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income ......         394            315            7,746             2,551               7,837
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......         122             51              614               252                 311
   Less: Waiver of Investment
     Advisory Fees ................          (1)            (5)            (189)              (84)               (277)
   Investment Sub-Advisory Fees ...         144             78               --                --                 104
   Administration Fees ............          72             61              246               101                 276
   Less: Waiver of
     Administration Fees ..........          --            (26)              --                --                  (7)
   Transfer Agent Fees ............          30             18               44                22                  48
   Custodian Fees .................           3              2               14                 6                  18
   Professional Fees ..............           4              3               19                 9                  28
   Registration Fees ..............           1             --                9                --                  11
   Distribution Fees(1) ...........           1             --               --                --                 101
   Amortization of Deferred
     Organizational Costs .........          --              3               --                 3                  --
   Trustee Fees ...................           2              1               12                 2                  13
   Printing Expenses ..............           6              5               22                14                  24
   Other Expenses .................           1             --                7                 3                   4
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses, Net of Waivers         385            191              798               328                 654
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ..........           9            124            6,948             2,223               7,183
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)
     on Securities Sold ...........       9,392          6,415             (406)              137                   8
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments ...............        (664)        (4,133)           3,080             1,943                  --
   Net Realized and Unrealized
     Gain on Investments ..........       8,728          2,282            2,674             2,080                   8
   Increase in Net Assets Resulting
     From Operations ..............      $8,737         $2,406           $9,622            $4,303              $7,191
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares.
(2) Commenced operations on June 23, 1997. Reflects operations for the period June 23, 1997 to January 31, 1998.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)              GOLDEN OAK FAMILY OF FUNDS
For the Periods Ended January 31,


                                                                                                       INTERMEDIATE-TERM
                                                                   GROWTH               VALUE               INCOME
                                                                  PORTFOLIO          PORTFOLIO(1)         PORTFOLIO
                                                            ---------------------    ------------    --------------------
                                                            2/1/97 TO   2/1/96 TO     6/23/97 TO     2/1/97 TO  2/1/96 TO
                                                             1/31/98     1/31/97        1/31/98       1/31/98    1/31/97
----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ................................... $     9     $    11       $   124        $  6,948   $  5,917
  Net Realized Gain (Loss) on Securities Sold .............   9,392       2,230         6,415            (406)       (45)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .........................    (664)      3,815        (4,133)          3,080     (3,128)
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
  Investment Operations ...................................   8,737       6,056         2,406           9,622      2,744
----------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ...............................................      --         (15)         (100)         (6,945)    (5,911)
    Class A ...............................................      --          --            --              (4)        (6)
  Realized Net Gains
    Class I ...............................................  (7,682)        (82)       (4,168)             --         --
    Class A ...............................................     (63)         (1)          (10)             --         --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions .......................................  (7,745)        (98)       (4,278)         (6,949)    (5,917)
----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued .............................  10,958       8,771        10,911          31,561     27,079
  Value from Shares Issued in Connection with
    Acquisition of Common Trust Fund Assets (See note 8) ..      --          --        26,599              --         --
  Reinvestment of Cash Distributions ......................       2          --             8               1         --
  Cost of Shares Redeemed .................................  (8,688)     (6,628)       (4,733)        (24,986)   (11,494)
----------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ..........................   2,272       2,143        32,785           6,576     15,585
----------------------------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued .............................      43         150            53               2         15
  Reinvestment of Cash Distributions ......................      63           1             7               3          5
  Cost of Shares Redeemed .................................     (22)        (21)           --             (27)      (139)
----------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ..........................      84         130            60             (22)      (119)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital
  Share Transactions ......................................   2,356       2,273        32,845           6,554     15,466
----------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ...................   3,348       8,231        30,973           9,227     12,293
----------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period .....................................  33,199      24,968            --         116,773    104,480
----------------------------------------------------------------------------------------------------------------------------
  End of Period ........................................... $36,547     $33,199       $30,973        $126,000   $116,773
============================================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ...........................................     857         790         1,109           3,195      2,757
  Shares Issued in Connection with Acquisition of
    Common Trust Fund Assets (See note 8) .................      --          --         2,660              --         --
  Shares Issued in Lieu of Cash Distributions .............      --          --             1              --         --
  Shares Redeemed .........................................    (600)       (601)         (455)         (2,527)    (1,162)
----------------------------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ..........................     257         189         3,315             668      1,595
----------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ...........................................       3           1             5              --          1
  Shares Issued in Lieu of Cash Distributions .............       6          --             1              --         --
  Shares Redeemed .........................................      (2)         (2)           --              (3)       (14)
----------------------------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ..........................       7          (1)            6              (3)       (13)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares .....................     264         188         3,321             665      1,582
============================================================================================================================




                                                                 MICHIGAN         PRIME OBLIGATION
                                                              TAX FREE BOND        MONEY MARKET
                                                               PORTFOLIO(1)           PORTFOLIO
                                                              -------------    -----------------------
                                                                6/23/97 TO     2/1/97 TO     2/1/96 TO
                                                                  1/31/98       1/31/98       1/31/97
-----------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income ...................................      $ 2,223      $  7,183      $  8,467
  Net Realized Gain (Loss) on Securities Sold .............          137             8           (11)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments .........................        1,943            --            --
-----------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
  Investment Operations ...................................        4,303         7,191         8,456
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Class I ...............................................       (2,222)       (5,163)       (5,202)
    Class A ...............................................           (1)       (2,020)       (3,265)
  Realized Net Gains
    Class I ...............................................         (134)           --            --
    Class A ...............................................           --            --            --
-----------------------------------------------------------------------------------------------------------
Total Distributions .......................................       (2,357)       (7,183)       (8,467)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class I:
  Proceeds from Shares Issued .............................       13,619       220,104       202,332
  Value from Shares Issued in Connection with
    Acquisition of Common Trust Fund Assets (See note 8) ..       77,580            --            --
  Reinvestment of Cash Distributions ......................           --             4             6
  Cost of Shares Redeemed .................................       (7,587)     (186,643)     (215,233)
-----------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ..........................       83,612        33,465       (12,895)
-----------------------------------------------------------------------------------------------------------
Class A:
  Proceeds from Shares Issued .............................            8       214,687       498,815
  Reinvestment of Cash Distributions ......................           --           274           227
  Cost of Shares Redeemed .................................           --      (280,270)     (502,644)
-----------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ..........................            8       (65,309)       (3,602)
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital
  Share Transactions ......................................       83,620       (31,844)      (16,497)
-----------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ...................       85,566       (31,836)      (16,508)
-----------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period .....................................           --       166,194       182,702
-----------------------------------------------------------------------------------------------------------
  End of Period ...........................................      $85,566      $134,358      $166,194
===========================================================================================================
Shares Issued and Redeemed
Class I:
  Shares Issued ...........................................        1,349       220,104       202,332
  Shares Issued in Connection with Acquisition of
    Common Trust Fund Assets (See note 8) .................        7,758            --            --
  Shares Issued in Lieu of Cash Distributions .............           --             4             6
  Shares Redeemed .........................................         (750)     (186,643)     (215,233)
-----------------------------------------------------------------------------------------------------------
Total Class I Share Transactions ..........................        8,357        33,465       (12,895)
-----------------------------------------------------------------------------------------------------------
Class A:
  Shares Issued ...........................................            1       214,687       498,815
  Shares Issued in Lieu of Cash Distributions .............           --           274           227
  Shares Redeemed .........................................           --      (280,270)     (502,644)
-----------------------------------------------------------------------------------------------------------
Total Class A Share Transactions ..........................            1       (65,309)       (3,602)
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares .....................        8,358       (31,844)      (16,497)
===========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on June 23, 1997

    The accompanying notes are an integral part of the financial statements.
                                    28 & 29

FINANCIAL HIGHLIGHTS                                  GOLDEN OAK FAMILY OF FUNDS
For a Share Outstanding Throughout the Period
For the Periods Ended January 31,




             NET                      REALIZED          DISTRIBUTIONS           NET                   NET
            ASSET                        AND         --------------------      ASSET                 ASSETS     RATIO OF
            VALUE        NET          UNREALIZED         NET        NET        VALUE                  END       EXPENSES
          BEGINNING   INVESTMENT      GAIN (LOSS)    INVESTMENT  REALIZED       END       TOTAL    OF PERIOD   TO AVERAGE
          OF PERIOD     INCOME      ON INVESTMENTS     INCOME      GAIN      OF PERIOD   RETURN+     (000)     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1998    $12.66        --             3.12             --      (3.12)      $12.66      25.85%   $ 36,240       1.07%
    1997     10.26        --             2.44          (0.01)     (0.03)       12.66      23.79      32,973       1.10
    1996     10.00      0.07             1.74          (0.07)     (1.48)       10.26      18.81      24,775       1.10
    1995     10.82      0.08            (0.64)         (0.08)     (0.18)       10.00      (5.24)     32,931       1.10
    1994(1)  10.00      0.08             0.82          (0.08)        --        10.82       9.08      24,955       1.10
GROWTH PORTFOLIO CLASS A
    1998    $12.57     (0.01)            3.07             --      (3.12)      $12.51      25.56%   $    307       1.32%
    1997     10.20     (0.03)            2.43             --      (0.03)       12.57      23.56         226       1.35
    1996      9.96      0.04             1.72          (0.04)     (1.48)       10.20      18.43         193       1.35
    1995     10.81      0.05            (0.67)         (0.05)     (0.18)        9.96      (5.76)        125       1.35
    1994(3)   9.54      0.02             1.27          (0.02)        --        10.81      22.00*        173       1.35*
VALUE PORTFOLIO CLASS I
    1998(4) $10.00      0.04             0.86          (0.04)     (1.53)      $ 9.33      9.15%    $ 30,922       1.10%*
VALUE PORTFOLIO CLASS A
    1998(4) $10.00      0.02             0.86          (0.03)     (1.53)      $ 9.32      8.97%    $     51       1.35%*
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1998    $ 9.83      0.56             0.21          (0.56)        --       $10.04      8.07%    $125,936       0.65%
    1997     10.15      0.54            (0.32)         (0.54)        --         9.83      2.31      116,689       0.65
    1996      9.52      0.56             0.63          (0.56)        --        10.15      12.83     104,270       0.65
    1995     10.19      0.50            (0.67)         (0.50)        --         9.52     (1.61)      80,064       0.65
    1994(1)  10.00      0.46             0.23          (0.46)     (0.04)       10.19      6.99       64,329       0.65
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1998    $ 9.83      0.53             0.21          (0.53)        --       $10.04      7.78%    $     64       0.90%
    1997     10.15      0.52            (0.32)         (0.52)        --         9.83      2.05           84       0.90
    1996      9.52      0.54             0.63          (0.54)        --        10.15     12.54          210       0.90
    1995     10.19      0.48            (0.67)         (0.48)        --         9.52     (1.85)         314       0.90
    1994(3)  10.12      0.31             0.11          (0.31)     (0.04)       10.19      6.72*         365       0.90*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1998(4) $10.00      0.27             0.26          (0.27)     (0.02)      $10.24      5.35%    $ 85,556       0.65%*
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1998(4) $10.00      0.27             0.26          (0.27)     (0.02)      $10.24      5.31%    $     10       0.90%*
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1998    $ 1.00      0.05               --          (0.05)        --       $ 1.00      5.41%    $127,977       0.40%
    1997      1.00      0.05               --          (0.05)        --         1.00      5.21       94,508       0.40
    1996      1.00      0.06               --          (0.06)        --         1.00      5.74      107,409       0.40
    1995      1.00      0.04               --          (0.04)        --         1.00      4.21      109,076       0.40
    1994(1)   1.00      0.03               --          (0.03)        --         1.00      2.87      117,188       0.40
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1998    $ 1.00      0.05               --          (0.05)        --       $ 1.00      5.15%    $  6,381       0.65%
    1997      1.00      0.05               --          (0.05)        --         1.00      4.95       71,686       0.65
    1996      1.00      0.05               --          (0.05)        --         1.00      5.47       75,293       0.65
    1995      1.00      0.04               --          (0.04)        --         1.00      3.95       21,018       0.65
    1994(2)   1.00        --               --             --         --         1.00      2.90*         104       0.65*
=========================================================================================================================




                              RATIO OF        RATIO OF
               RATIO OF       EXPENSES       NET INCOME
                  NET        TO AVERAGE      TO AVERAGE
                INCOME       NET ASSETS      NET ASSETS   PORTFOLIO     AVERAGE
              TO AVERAGE    (EXCLUDING       (EXCLUDING    TURNOVER    COMMISSION
              NET ASSETS      WAIVERS)        WAIVERS)       RATE        RATE++
---------------------------------------------------------------------------------
GROWTH PORTFOLIO CLASS I
    1998         0.03%         1.07%           0.03%        131.54%     $0.0600
    1997         0.04          1.11            0.03         130.69       0.0600
    1996         0.62          1.17            0.55         189.48        N/A
    1995         0.74          1.24            0.60          84.00        N/A
    1994(1)      0.77          1.21            0.66          68.91        N/A
GROWTH PORTFOLIO CLASS A
    1998        (0.21)%        1.32%          (0.21)%       131.54%     $0.0600
    1997        (0.20)         1.36           (0.21)        130.69       0.0600
    1996         0.30          1.42            0.23         189.48        N/A
    1995         0.49          1.49            0.35          84.00        N/A
    1994(3)      0.33*         1.45*           0.23*         68.91        N/A
VALUE PORTFOLIO CLASS I
    1998(4)      0.72%*        1.28%*          0.54%*        90.97%     $0.0421
VALUE PORTFOLIO CLASS A
    1998(4)      0.31%*        1.53%*          0.13%*        90.97%     $0.0421
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS I
    1998         5.66%         0.80%           5.51%         60.78%       N/A
    1997         5.48          0.80            5.33          34.67        N/A
    1996         5.68          0.84            5.49         121.47        N/A
    1995         5.21          0.86            5.00         141.51        N/A
    1994(1)      4.47          0.83            4.29          71.73        N/A
INTERMEDIATE-TERM INCOME PORTFOLIO CLASS A
    1998         5.40%         1.05%           5.25%         60.78%       N/A
    1997         5.20          1.05            5.05          34.67        N/A
    1996         5.49          1.09            5.30         121.47        N/A
    1995         4.96          1.11            4.75         141.51        N/A
    1994(3)      4.27*         1.08*           4.09*         71.73        N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS I
    1998(4)      4.41%*        0.82%*          4.24%*         9.77%       N/A
MICHIGAN TAX FREE BOND PORTFOLIO CLASS A
    1998(4)      4.15%*        1.07%*          3.98%*         9.77%       N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS I
    1998         5.29%         0.59%           5.10%          N/A         N/A
    1997         5.08          0.68            4.80           N/A         N/A
    1996         5.60          0.70            5.30           N/A         N/A
    1995         4.20          0.68            3.92           N/A         N/A
    1994(1)      2.83          0.67            2.56           N/A         N/A
PRIME OBLIGATION MONEY MARKET PORTFOLIO CLASS A
    1998         4.99%         0.84%           4.80%          N/A         N/A
    1997         4.83          0.93            4.55           N/A         N/A
    1996         5.31          0.95            5.01           N/A         N/A
    1995         3.95          0.93            3.67           N/A         N/A
    1994(2)      2.68*         0.93*           2.40*          N/A         N/A
=================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
+   Total return does not reflect the sales charge on Class A shares.
++ Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations February 1, 1993.
(2) Commenced operations January 20, 1994.
(3) Commenced operations June 18, 1993.
(4) Commenced operations June 23, 1997. Total return is for the period indicated and has not been annualized.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                         GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator") on October 9, 1992. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio (formerly Golden Oak Diversified Growth), Golden Oak Value Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). On August 11, 1997 the Trustees for the Arbor Fund approved a name change for the Class A shares of each Portfolio to the Institutional (Class I) shares, and the Class B shares to the Class A shares. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A bears a class specific 12b-1 fee.

DISTRIBUTIONS -- Distributions from net investment income are declared and paid quarterly to Shareholders of the Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $100,000 for each of the Golden Oak Michigan Tax Free Bond Portfolio and the Golden Oak Value Portfolio and any other new Golden Oak portfolios which the Trust may register. The Administrator has voluntarily agreed to waive a portion of its fee relating to the Value Portfolio in order to limit that Portfolio's administration fee to
 .20% of its average daily net assets on an annualized basis.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A shares of each Portfolio.


4. Investment Advisory Agreement:

The Trust has entered into an Investment Advisory Agreement with Citizens Bank (the "Adviser") dated January 28, 1993 under which the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth Portfolio, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million and .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse each Portfolio's expenses) in order to limit operating expenses of the Class I and Class A shares (exclusive of distribution expenses) to not more than 1.10% of the average daily net assets of the Equity Portfolios, .65% of the average daily net assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth Portfolio pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolio.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value Portfolio pursuant to a sub-advisory agreement dated June 23, 1997 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Portfolio.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $14,400 for organizational work performed by a law firm of which two officers of the Trust and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

The Trust has paid legal fees to a law firm of which two officers of the Trust and a trustee of the Trust are partners.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the period ended January 31, 1998, were as follows:

NOTES TO FINANCIAL STATEMENTS (continued)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998


                                         INTERMEDIATE-   MICHIGAN
                                             TERM        TAX FREE
                     GROWTH      VALUE      INCOME         BOND
                      (000)      (000)       (000)         (000)
-----------------------------------------------------------------
Purchases:
  U.S. Government   $    --     $    --    $39,474       $   --
  Other .........    44,254      26,796     26,412        16,811
Sales:
  U.S. Government   $    --     $    --    $53,142       $   --
  Other .........    50,220      25,316     13,982        7,823


At January 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 1998 for the Equity and Bond Portfolios are as follows:

                                         INTERMEDIATE-   MICHIGAN
                                             TERM        TAX FREE
                     GROWTH      VALUE      INCOME         BOND
                      (000)      (000)       (000)         (000)
-----------------------------------------------------------------
Aggregate Gross
  Unrealized
  Appreciation       $6,596     $9,040      $2,455        $3,749
Aggregate Gross
  Unrealized
  Depreciation         (556)      (457)        (96)           (2)
                     ------     ------      ------        ------
Net Unrealized
  Appreciation       $6,040     $8,583      $2,359        $3,747
                     ======     ======      ======        ======

At January 31, 1998, the Portfolios had available realized capital losses to offset future net capital gains as follows through fiscal year ending:

                                   2003      2005        2006
                                   (000)     (000)       (000)
                                   ----      ----        ----
Prime Obligation ............      $ --       $12        $ --
Intermediate-Term Income ....       534        45         406


7. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Golden Oak Michigan Tax Free Bond Portfolio invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Golden Oak Michigan Tax Free Bond invests primarily in obligations located in Michigan.

8. Common Trust Fund Conversions:

On June 23, 1997, certain Common Trust Funds of Citizens Bank and its affiliates were converted into the Golden Oak Family of Funds. The Funds that were involved in the conversion were as follows:

COMMON TRUST FUND        GOLDEN OAK PORTFOLIO
-----------------------------------------------
Tax Exempt Bond Fund     Michigan Tax Free Bond
                         Portfolio

Value Equity Fund        Value Portfolio

NOTES TO FINANCIAL STATEMENTS (concluded)             GOLDEN OAK FAMILY OF FUNDS
January 31, 1998

The assets which consisted of securities and related receivables, were converted on a tax-free basis. The number of shares issued for each Fund and the net assets (including unrealized appreciation) of each fund immediately before the conversion were as follows:

COMMON            NET       UNREALIZED    GOLDEN OAK
TRUST FUND      ASSETS    APPRECIATION  SHARES ISSUED
-----------------------------------------------------
Tax Exempt
   Bond Fund  $77,580,483  $ 1,803,730    7,758,048

Value Equity
   Fund        26,599,230   12,716,514    2,659,923


9. Consents of Sole Shareholder:

On June 20, 1997, the sole shareholder of the Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Value Portfolio (the "Portfolios") approved the following appointments: SEI Fund Resources as administrator of the Portfolios, Citizens Bank as investment adviser to the assets of the Portfolios, SEI Investments Distribution Co. as distributor of the shares of the Portfolios, Price Waterhouse LLP as independent public accountants of the Portfolios and, for the Golden Oak Value Portfolio, Systematic Financial Management, L.P. as sub-adviser to the assets of that Portfolio.

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE GOLDEN OAK FAMILY OF FUNDS
                                   (UNAUDITED)

For the fiscal year ended January 31, 1998, each Portfolio is designating long term and mid term capital gains, qualifying dividends, and exempt income with regard to distributions paid during the year as follows: For shareholders that do not have a January 31, 1998 tax year end, this notice is for informational use only.


                                        20% RATE        28% RATE
                                        LONG TERM      MID TERM        ORDINARY     TAX EXEMPT
                                      CAPITAL GAINS  CAPITAL GAINS     INCOME         INCOME          TOTAL
                                      DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    QUALIFYING
PORTFOLIO                              (TAX BASIS)    (TAX BASIS)     (TAX BASIS)   (TAX BASIS)    (TAX BASIS)    DIVIDENDS(1)
------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio ......................    21%           45%              34%            0%            100%            75%
Value Portfolio .......................    97%            1%               2%            0%            100%            87%
Intermediate-Term Income Portfolio ....     0%            0%             100%            0%            100%             0%
Michigan Tax Free Bond Portfolio ......     6%            0%               1%           93%            100%             0%
Prime Obligation Money Market Portfolio     0%            0%             100%            0%            100%             0%
==============================================================================================================================

Please consult your tax advisor for proper treatment of this information.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) None of the Golden Oak Portfolios meet California, Connecticut or New York's statutory requirements to pass through exempt interest dividends from U.S. Government obligations.

NOTES

NOTES

THE GOLDEN OAK FAMILY OF FUNDS
GROWTH PORTFOLIO
VALUE PORTFOLIO
INTERMEDIATE-TERM INCOME PORTFOLIO
MICHIGAN TAX FREE BOND PORTFOLIO
PRIME OBLIGATION MONEY MARKET PORTFOLIO

INVESTMENT ADVISER:
CITIZENS BANK
328 SOUTH SAGINAW STREET
FLINT,MI 48502

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

FOR INFORMATION, CALL:
1-800-545-6331

GOK-F-003-02